Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Consolidated Statements Of Operations [Abstract]
Revenues	$ 113,400		$ 112,920		$ 102,027
Cost of revenues	86,253		86,939		75,962
Gross profit	27,147		25,981		26,065
Operating expenses
Sales and marketing	7,388		7,067		6,380
General and administrative	10,106		10,130		9,194
Total operating expenses	17,494		17,197		15,574
Operating income	9,653		8,784		10,491
Interest and marketable securities income	739		400		681
Currency fluctuation and other financing expenses, net	(399)		(740)		(1,268)
Changes in fair value of embedded currency conversion derivatives	1,182		(2,130)		1,254
Other expenses, net	(1)		(1)
Income before taxes on income	11,174		6,313		11,158
Income taxes	2,884	[1]	1,978	[1]	2,448	[1]
Net income	$ 8,290		$ 4,335		$ 8,710
Income per Ordinary Share
Basic income per Ordinary Share	$ 0.48		$ 0.25		$ 0.50
Diluted income per Ordinary Share	$ 0.48		$ 0.25		$ 0.50
Weighted average number of Ordinary Shares used to compute basic income per Ordinary Share	17,346,561		17,346,561		17,330,024
Weighted average number of Ordinary Shares used to compute diluted income per Ordinary Share	17,346,561		17,346,561		17,380,677

[1]	Most of the Company's taxes are calculated based on Israeli tax law except for taxes of the US and Cyprus subsidiaries that are calculated based on relevant local tax laws